Pension benefits - Additional Information (Details) $ in Millions		6 Months Ended		12 Months Ended
	Jan. 01, 2020 plan	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 15	$ 37
Number of defined benefit plans terminated | plan	2
Total company contributions		$ 9	$ 10	$ 18	$ 16
Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)				66.00%
Retirement age				67 years
Retirement pension cap (as percent)				66.00%
Multiple of base				12
Retirement age to receive pre-retirement pension				62 years